Financial Instruments - Summary of Financial Instruments (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Assets
Cash and cash equivalents	$ 22,411	$ 16,085	$ 17,375	$ 18,230
Trade and other receivables	3,616	4,255	$ 4,406
Total Financial Assets	26,027	20,340
Financial Liabilities
Trade and other payables	3,556	2,376
Total Financial Liabilities	$ 3,556	$ 2,376